Expense Example {- Fidelity Advisor® Capital Development Fund} - 09.30 Fidelity Advisor Capital Development Fund-AMCI PRO-09 - Fidelity Advisor® Capital Development Fund	Nov. 28, 2020 USD ($)
Fidelity Advisor Capital Development Fund-Destiny Class A
Expense Example:
1 year	$ 658
3 years	834
5 years	1,024
10 years	1,575
Fidelity Advisor Capital Development Fund-Class M
Expense Example:
1 year	485
3 years	769
5 years	1,074
10 years	1,939
Fidelity Advisor Capital Development Fund-Class C
Expense Example:
1 year	286
3 years	576
5 years	990
10 years	2,148
Fidelity Advisor Capital Development Fund-Class I
Expense Example:
1 year	74
3 years	230
5 years	401
10 years	$ 894